TANGIBLE ASSETS (Details 5) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets		$ 66,139	$ 22.2	$ 48,002
At fair value [member] | African palm [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets		26,555		22,814
At fair value [member] | Rubber Plantations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets		24,158		14,605
Other at fair value [Member] | Rubber Plantations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets	[1]	$ 15,426		$ 10,583

[1]	Includes short-term crops, livestock and fish farming.